CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash and cash equivalents	$ 48,678	$ 50,505
Restricted cash, current (Note 7)	51,250	53,750
Accounts receivable, trade	6,683	3,739
Inventories	4,396	4,137
Prepaid expenses and other assets	8,674	8,828
Investments in equity securities (Note 4(b))	155,235	118,194
Equity method investment, current (Note 3 (b))	62	4,227
Total Current Assets	276,585	244,875
Fixed Assets:
Advances for vessels under construction (Note 5)	21,477	20,877
Vessels, net (Note 5)	759,243	777,938
Property and equipment, net (Note 6)	29,165	27,848
Total fixed assets	809,885	826,663
Other Noncurrent Assets
Restricted cash, non-current (Note 7)	18,000	18,000
Equity method investments (Note 3)	58,382	53,875
Other non-current assets (Note 3(d) and 4(b))	4,985	31
Deferred costs	27,564	26,748
Total Non-current Assets	918,816	925,317
Total assets	1,195,401	1,170,192
Current Liabilities
Long-term debt, current, net of deferred financing costs (Note 7)	88,670	50,281
Finance liabilities, current (Note 8)	10,264	10,041
Accounts payable	11,754	10,611
Accrued liabilities	17,071	13,444
Deferred revenue	4,675	4,970
Warrant liability, current (Note 10(g))	2,352	0
Fair value of derivatives (Note 7)	109	144
Total Current Liabilities	135,136	89,580
Non-current Liabilities
Long-term debt, net of current portion and deferred financing costs (Note 7)	409,012	472,528
Finance liabilities, net of current portion (Note 8)	98,109	103,259
Fair value of derivatives (Note 7)	0	217
Warrant liability (Note 10(g))	0	1,330
Other non-current liabilities	1,692	865
Total Noncurrent Liabilities	508,813	578,199
Commitments and contingencies (Note 9)
Stockholders' Equity
Preferred stock (Note 10)	26	26
Common stock, $0.01 par value; 1,000,000,000 shares authorized and 124,413,701 and 115,787,434 issued and outstanding on June 30, 2026, and December 31, 2025, respectively (Note 10)	1,244	1,158
Additional paid in capital	1,131,921	1,126,049
Accumulated other comprehensive income	2,185	3,648
Accumulated deficit	(583,924)	(628,468)
Total Stockholders' Equity	551,452	502,413
Total Liabilities and Stockholders' Equity	1,195,401	1,170,192
Related Party [Member]
Current Assets
Accounts receivable, trade	1,370	1,157
Investments in equity securities (Note 4(b))	237	338
Current Liabilities
Accounts payable	$ 241	$ 89